As filed with the Securities and Exchange Commission on December 27, 2002
Securities Act File No. 33-4026 Investment Company Act File No. 811-4612

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 20 and/or	|X|
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 22	|X|
(Check appropriate box or boxes)

Merrill Lynch EuroFund (Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road Plainsboro, New Jersey 08536 (Address of Principal Executive Offices) (609) 282-2800 (Registrant’s telephone number, including Area Code)

Terry K. Glenn Merrill Lynch EuroFund 800 Scudders Mill Road Plainsboro, New Jersey Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011 (Name and Address of Agent for Service)

Copies to:
Counsel for the Trust: SIDLEY AUSTIN BROWN & WOOD LLP 787 Seventh Avenue New York, New York 10019-6018 Attention: Thomas R. Smith, Jr., Esq.	Philip L. Kirstein, Esq. MERRILL LYNCH INVESTMENT MANAGERS, L.P. P.O. Box 9011 Princeton, New Jersey 08543-9011

It is proposed that this filing will become effective (check appropriate box):
	| |	immediately upon filing pursuant to paragraph (b)
	|X|	on (December 31, 2002) pursuant to paragraph (b)
	| |	60 days after filing pursuant to paragraph (a)(1)
	| |	on (date) pursuant to paragraph (a)(1)
	| |	75 days after filing pursuant to paragraph (a)(2)
	| |	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
| |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $.10 per share.

 This Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 33-4026) (the “Registration Statement”) consists of the following: (1) the facing sheet of the Registration Statement, (2) Amendment, dated January 1, 2003, to the Registrant’s current Prospectus, (3) Amendment, dated January 1, 2003, to the Registrant’s current Statement of Additional Information, and (4) Part C to the Registration Statement (including signature page). Parts A and B to the Registration Statement were previously filed on February 14, 2002 in connection with Post-Effective Amendment No. 19 to the Registration Statement.

This Post-Effective Amendment No. 20 to the Registration Statement is being filed to: (1) describe the features of the Registrant’s Class R shares, (2) provide certain additional information with respect to the Registrant’s Class C shares, (3) provide updated performance and financial information for the Registrant, (4) file certain exhibits to the Registration Statement, and (5) incorporate certain exhibits by reference into the Registration Statement.

MERRILL LYNCH EUROFUND

Merrill Lynch EuroFund

AMENDMENT DATED JANUARY 1, 2003 TO PROSPECTUS DATED FEBRUARY 14, 2002

Effective January 1, 2003, Merrill Lynch EuroFund began offering Class R shares to certain qualified investors. This Amendment to the Fund’s Prospectus, which should be read in conjunction with the Fund’s Prospectus, describes the features of the Fund’s Class R shares, provides certain additional information with respect to the Funds’Class C shares, and provides updated performance information for the Funds.

PERFORMANCE INFORMATION

The year-to-date return as of September 30, 2002 for the Class B shares of the Fund was
-22.42%. The Fund’s Class B shares are not subject to an initial sales charge but are subject to a contingent deferred sales charge. The Fund’s Class B shares are also subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. The Fund’s Class R shares are not subject to an initial sales charge or a contingent deferred sales charge but are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. See “Merrill Lynch Select PricingSM System” in this Amendment for more information about the Fund’s Class R shares.

The contingent deferred sales charge for the Fund’s Class B shares is not reflected in the Fund’s year-to-date return. If this amount was reflected, the return for the Fund would be less than that shown above. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

MERRILL LYNCH EUROFUND

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid directly by the shareholder:

Shareholder Fees - these include sales charges that you may pay when you buy or sell shares of the Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses —expenses that cover the costs of operating the Fund.

Management Fee —a fee paid to the Manager for managing the Fund.

Distribution Fees —fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries, advertising and promotion.

Service (Account Maintenance) Fees —fees used to compensate securities dealers and other financial intermediaries for account maintenance activities.

FEES AND EXPENSES

The Fund offers five different classes of shares. This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly from your investment)(a):	Class R

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None

Maximum Sales Charge (Load) imposed on Dividend Reinvestments	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.75%

Distribution and/or Service (12b-1) Fees (b)	0.50%

Other Expenses (including transfer agency fees)(c)	0.31%

Total Annual Fund Operating Expenses	1.56%


(a)	In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or sells Class R shares. See “Your Account —How to Buy, Sell, Transfer and Exchange Shares”in the Fund’s Prospectus.
(b)	The Fund calls the “Service Fee”an “Account Maintenance Fee.”Account Maintenance Fee is the term used in the Fund’s Prospectus and in all other Fund materials. If you hold Class R shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you were a shareholder of one of the other share classes.
(c)	Based an estimated amounts for the Fund’s most recent fiscal period. Financial Data Services, Inc., an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Manager or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Manager or its affiliates for such services.

2	MERRILL LYNCH EUROFUND

Examples:

These examples are intended to help you compare the cost of investing in Class R shares of the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Class R	$159	$493	$850	$1,856


EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Class R	$159	$493	$850	$1,856


MERRILL LYNCH SELECT PRICINGSM SYSTEM

With the addition of the Class R shares, the Fund offers five classes of shares. Investors in the Fund may choose from among Class A shares, Class B shares, Class C shares, Class D shares and Class R shares, subject to eligibility requirements.

Class R shares are available only to certain retirement plans. Your financial adviser can help you determine whether you are eligible to buy Class R shares.

Class R shares are not subject to an initial sales charge or a contingent deferred sales charge. However, Class R shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%.

MERRILL LYNCH EUROFUND	3

To better understand the pricing of the Fund’s Class R shares, we have summarized the information below.

Class R

Availability	Available only to certain retirement plans.

Initial Sales Charge?	No. Entire purchase price is invested in the Fund’s Class R shares

Deferred Sales Charge?	No.

Account Maintenance and Distribution Fees?	0.25% Account Maintenance Fee 0.25% Distribution Fee.

Please see “Your Account - How to Buy, Sell, Transfer and Exchange Shares”in the Fund’s current Prospectus and/or contact your financial adviser, selected securities dealer or other financial intermediary for more information about the purchase, sale, transfer or exchange of the Fund’s Class R shares.

CLASS C CONTINGENT DEFERRED SALES CHARGE WAIVER

The contingent deferred sales charge on Class C shares of the Fund may be reduced or waived for certain retirement plans in connection with redemptions of Class C shares.


4	MERRILL LYNCH EUROFUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte &Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report to shareholders, which is available upon request.

	Class A
	For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:	2002	2001	2000	1999	1998

Per Share Operating Performance:

Net asset value, beginning of year	$12.03	$14.56	$17.24	$17.52	$18.47

Investment income — net†	.18	.22	.28	.28	.40

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	(1.20)	(1.98)	(.07)	3.11	1.73

Total from investment operations	(1.02)	(1.76)	.21	3.39	2.13

Less dividends and distributions:
Investment income — net	(.21)	—	(.35)	(.63)	(.12)
In excess of investment income — net	—	—	(.01)	—	—
Realized gain on investments — net	—	(.52)	(2.53)	(3.04)	(2.96)
In excess of realized gain on investments — net	—	(.25)	—	—	—

Total dividends and distributions	(.21)	(.77)	(2.89)	(3.67)	(3.08)

Net asset value, end of year	$10.80	$12.03	$14.56	$17.24	$17.52

Total Investment Return:*

Based on net asset value per share	(8.68)%	(12.95)%	1.52%	23.25%	13.73%

Ratios to Average Net Assets:

Expenses	1.06%	1.06%	.97%	.97%	1.00%

Investment income — net	1.46%	1.59%	1.84%	1.70%	2.21%

Supplemental Data:

Net assets, end of year (in thousands)	$189,899	$281,109	$368,995	$567,273	$691,197

Portfolio turnover	39.98%	37.77%	100.17%	61.12%	78.75%

*	Total investment returns exclude the effects of sales charges.
†	Based on average shares outstanding.

MERRILL LYNCH EUROFUND	5

FINANCIAL HIGHLIGHTS (continued)

	Class B
	For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:	2002	2001	2000	1999	1998

Per Share Operating Performance:

Net asset value, beginning of year	$10.25	$12.48	$15.15	$15.79	$16.92

Investment income — net†	.03	.07	.12	.10	.17

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	(1.00)	(1.70)	(.08)	2.76	1.60

Total from investment operations	(.97)	(1.63)	.04	2.86	1.77

Less dividends and distributions:
Investment income — net	(.03)	—	(.18)	(.46)	—
In excess of investment income — net	—	—	— ††	—	—
Realized gain on investments — net	—	(.41)	(2.53)	(3.04)	(2.90)
In excess of realized gain on investments — net	—	(.19)	—	—	—

Total dividends and distributions	(.03)	(.60)	(2.71)	(3.50)	(2.90)

Net asset value, end of year	$9.25	$10.25	$12.48	$15.15	$15.79

Total Investment Return:*

Based on net asset value per share	(9.51)%	(13.87)%	.48%	21.96%	12.58%

Ratios to Average Net Assets:

Expenses	2.10%	2.08%	1.99%	2.00%	2.03%

Investment income — net	.30%	.62%	.90%	.70%	1.07%

Supplemental Data:

Net assets, end of year (in thousands)	$108,337	$253,646	$481,876	$730,361	$787,595

Portfolio turnover	39.98%	37.77%	100.17%	61.12%	78.75%

*	Total investment returns exclude the effects of sales charges.
†	Based on average shares outstanding.
††	Amount is less than $.01 per share.

6	MERRILL LYNCH EUROFUND

FINANCIAL HIGHLIGHTS (continued)

	Class C
	For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:	2002	2001	2000	1999	1998

Per Share Operating Performance:

Net asset value, beginning of year	$10.03	$12.25	$14.93	$15.66	$16.82

Investment income — net†	.05	.07	.11	.10	.19

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	(1.00)	(1.67)	(.07)	2.72	1.56

Total from investment operations	(.95)	(1.60)	.04	2.82	1.75

Less dividends and distributions:
Investment income — net	(.08)	—	(.19)	(.51)	—
In excess of investment income — net	—	—	— ††	—	—
Realized gain on investments — net	—	(.42)	(2.53)	(3.04)	(2.91)
In excess of realized gain on investments — net	—	(.20)	—	—	—

Total dividends and distributions	(.08)	(.62)	(2.72)	(3.55)	(2.91)

Net asset value, end of year	$9.00	$10.03	$12.25	$14.93	$15.66

Total Investment Return:*

Based on net asset value per share	(9.59)%	(13.88)%	.49%	21.97%	12.56%

Ratios to Average Net Assets:

Expenses	2.10%	2.10%	2.00%	2.01%	2.04%

Investment income — net	.48%	.58%	.88%	.67%	1.18%

Supplemental Data:

Net assets, end of year (in thousands)	$24,153	$30,838	$43,736	$52,742	$51,671

Portfolio turnover	39.98%	37.77%	100.17%	61.12%	78.75%

*	Total investment returns exclude the effects of sales charges.
†	Based on average shares outstanding.
††	Amount is less than $.01 per share.

MERRILL LYNCH EUROFUND	7

FINANCIAL HIGHLIGHTS (concluded)

	Class D
	For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:	2002	2001	2000	1999	1998

Per Share Operating Performance:

Net asset value, beginning of year	$11.89	$14.40	$17.07	$17.39	$18.35

Investment income — net†	.16	.18	.25	.24	.36

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	(1.20)	(1.96)	(.08)	3.08	1.72

Total from investment operations	(1.04)	(1.78)	.17	3.32	2.08

Less dividends and distributions:
Investment income — net	(.18)	—	(.30)	(.60)	(.08)
In excess of investment income — net	—	—	(.01)	—	—
Realized gain on investments — net	—	(.50)	(2.53)	(3.04)	(2.96)
In excess of realized gain on investments — net	—	(.23)	—	—	—

Total dividends and distributions	(.18)	(.73)	(2.84)	(3.64)	(3.04)

Net asset value, end of year	$10.67	$11.89	$14.40	$17.07	$17.39

Total Investment Return:*

Based on net asset value per share	(8.93)%	(13.18)%	1.32%	22.89%	13.49%

Ratios to Average Net Assets:

Expenses	1.31%	1.31%	1.22%	1.22%	1.25%

Investment income — net	1.35%	1.36%	1.65%	1.48%	2.01%

Supplemental Data:

Net assets, end of year (in thousands)	$265,602	$276,919	$328,628	$363,422	$316,287

Portfolio turnover	39.98%	37.77%	100.17%	61.12%	78.75%

*	Total investment returns exclude the effects of sales charges.
†	Based on average shares outstanding.

Code: E-PR-10475-0202STK	MERRILL LYNCH EUROFUND

Merrill Lynch EuroFund

AMENDMENT DATED JANUARY 1, 2003 TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 14, 2002

Effective January 1, 2003, Merrill Lynch EuroFund began offering Class R shares to certain qualified investors. Features of the Funds’ Class R shares are described in the amendment dated January 1, 2003 to the Fund’s Prospectus dated February 14, 2002. This amendment to the Fund’s Statement of Additional Information provides certain updated financial information as of the Fund’s fiscal year ended October 31, 2002.

MANAGEMENT OF THE FUND

Compensation of Directors

The Fund pays each non-interested Director a combined fee of $4,000 per year plus $625 per in-person Board meeting attended. The Fund also pays members of the Audit and Oversight Committee (the “Committee”) a fee of $625 per in-person Committee meeting attended. Each of the Co-Chairmen of the Committee receives an additional fee of $1,000 per year. The Fund reimburses each non-interested Director for his or her out-of-pocket expenses relating to attendance at Board and Committee meetings. The Committee met 5 times during the fiscal year ended October 31, 2002.

The following table shows the compensation earned by the non-interested Trustees for the fiscal year ended October 31, 2002 and the aggregate compensation paid to them by all registered investment companies advised by Merrill Lynch Investment Managers, L.P. (“MLIM”) and its affiliate Fund Asset Management, L.P. (“MLIM/FAM-advised funds”) for the calendar year ended December 31, 2001.

Name	Position with Fund	Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expense	Estimated Annual Benefits upon Retirement	Aggregate Compensation from Fund and Other MLIM/FAM- Advised Funds
Ronald W. Forbes*	Trustee	$8,000	None	None	$293,400
Cynthia A. Montgomery	Trustee	$7,000	None	None	$234,567
Charles C. Reilly*	Trustee	$8,000	None	None	$293,400
Kevin A. Ryan	Trustee	$7,000	None	None	$261,067
Roscoe S. Suddarth	Trustee	$7,000	None	None	$250,633
Richard R. West	Trustee	$7,000	None	None	$261,067
Edward D. Zinbarg	Trustee	$7,000	None	None	$250,633

* Co-Chairman of the Committee.

Trustees of the Fund may purchase Class A shares of the Fund at net asset value. See “Purchase of Shares — Reduced Initial Sales Charges — Purchase Privilege of Certain Persons.”

Management and Advisory Arrangements

Investment Advisory Services and Fee. The Fund has entered into a management agreement with MLIM as Manager (the “Management Agreement”). As discussed in “Management of the Fund — Merrill Lynch Investment Managers” in the Prospectus, the Manager receives for its services to the Fund monthly compensation at the annual rate of 0.75% of the average daily net assets of the Fund. The table below sets forth information about the total management fees paid by the Fund to the Manager for the periods indicated.

Period	Management Fee
Fiscal Year ended October 31, 2002	$ 5,713,023
Fiscal Year ended October 31, 2001	$ 8,047,212
Fiscal Year ended October 31, 2000	$10,854,795

MLIM has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with Merrill Lynch Asset Management U.K. Limited (“MLAM U.K.”), pursuant to which MLAM U.K. provides investment advisory services to the Manager with respect to the Fund. The table below sets forth information about the total sub-advisory fees paid by the Manager to MLAM U.K. for the periods indicated.

Period	Sub-Advisory Fee
Fiscal Year ended October 31, 2002	$ 941,023
Fiscal Year ended October 31, 2001	$1,411,440
Fiscal Year ended October 31, 2000	$2,183,916

Duration and Termination of the Management and Sub-Advisory Agreements. Unless earlier terminated as described below, the Management Agreement and Sub-Advisory Agreement will each remain in effect from year to year if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the 1940 Act) of any such party. Such contracts are not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

 In connection with its consideration of the Fund’s Management Agreement, the Board reviewed information derived from a number of sources and covering a range of issues. The Board considered the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to management services, the Manager and its affiliates provide administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund. The Board also considered the Manager costs of providing services, and the direct and indirect benefits to the Manager from its relationship with the Fund. The benefits considered by the Board included not only the Manager’s compensation for management services and the Manager’s profitability under the Management Agreement, but also the compensation paid to the Manager or its affiliates for other, non-advisory, services provided to the Fund. The Board also considered the Manager’s access to research services from brokers to which the Manager may have allocated Fund brokerage in a “soft dollar” arrangement. In connection with its consideration of the Management Agreement, the Board also compared the Fund’s advisory fee rate, expense ratios and historical performance to those of comparable funds. Based in part on this comparison, and taking into account the various services provided to the Fund by the Manager and its affiliates, the Board concluded that the advisory fee rate was reasonable. The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund’s assets.

Based on the information reviewed and the discussions, the Board, including a majority of the non-interested Directors, concluded that it was satisfied that the management fee rate was reasonable in relation to the services provided. The non-interested Directors were represented by independent counsel who assisted them in their deliberations.

Transfer Agency Services. Financial Data Services, Inc. (“FDS”) a subsidiary of Merrill Lynch & Co.,Inc. (“ML & Co.”),acts as the Fund’s Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the “Transfer Agency Agreement”). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Each Fund currently pays between $16.00 and $20.00 for each Class A or Class D shareholder account, between $19.00 and $23.00 for each Class B or Class C shareholder account, depending on the level of service required and $16.00 for each Class R shareholder account. The Fund also pays 0.10% of account assets for certain accounts that participate in certain fee-based programs. In addition, the Transfer Agent is reimbursed for reasonable out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. For purposes of the Transfer Agency Agreement, the term “account” includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

2

The table below sets forth the Transfer Agent fees paid by the Fund for the periods indicated.

Period	Transfer Agent Fees
Fiscal year ended October 31, 2002	$1,397,699
Fiscal year ended October 31, 2001*	$2,029,313
Fiscal year ended October 31, 2000*	$2,137,502

*	During the fiscal year ended October 31, 2000 and the period from November 1, 2000 to June 30, 2001, the Fund paid fees to the Transfer Agent at lower rates than the ones currently in effect. If the current rates had been in effect for these periods, the fees paid may have been higher. The current rates became effective on July 1, 2001.

Accounting Services. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street”) pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services. Prior to January 1, 2001, the Manager provided accounting services to the Fund and was reimbursed by the Fund at its cost in connection with such services. The Manager continues to provide certain accounting services to the Fund and the Fund reimburses the Manager for these services.

The table below shows the amounts paid by the Fund to State Street and to the Manager for the periods indicated:

Period	Paid to State Street		Paid to the Manager
Fiscal year ended October 31, 2002	$280,796		$ 32,179
Fiscal year ended October 31, 2001	$369,900	*	$106,835
Fiscal year ended October 31, 2000	N/A		$109,392

*	Represents payments pursuant to the agreement with State Street commencing on January 1, 2001.

PURCHASE OF SHARES

Reference is made to “Your Account — How to Buy, Sell, Transfer and Exchange Shares” in the Prospectus for certain information as to the purchase of Fund shares.

The Fund offers five classes of shares under the Merrill Lynch Select PricingSM System: shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives, shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives and Class R shares are sold only to certain retirement plans. Each Class A, Class B, Class C, Class D or Class R share of the Fund represents an identical interest in the investment portfolio of the Fund and has the same rights, except that Class B, Class C, Class D and Class R shares bear the expenses of the ongoing account maintenance fees (also known as service fees) and Class B, Class C and Class R shares bear the expenses of the ongoing distribution fees. Class B and Class C shares also bear the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The contingent deferred sales charges (“CDSCs”) that are imposed on the Class B and Class C shares, the distribution fees that are imposed on the Class B, Class C and Class R shares and the account maintenance fees that are imposed on Class B, Class C, Class D and Class R shares are imposed directly against those classes and not against all assets of the Fund and, accordingly, such charges do not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by the Fund for each class of shares are calculated in the same manner at the same time and differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Each class has different exchange privileges. See “Shareholder Services — Exchange Privilege.”

Initial Sales Charge Alternatives — Class A and Class D Shares

Investors who prefer an initial sales charge alternative may elect to purchase Class D shares or, if an eligible investor, Class A shares. See “Purchase of Shares — Initial Sales Charge Alternatives — Class A and Class D Shares” in the Statement of Additional Information.

3

Class A and Class D Sales Charge Information

Class A Shares
Period	Gross Sales Charges Collected	Sales Charges Retained by Distributor	Sales Charges Paid to Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
Fiscal year ended October 31, 2002	$2,807	$193	$2,614	$0
Fiscal year ended October 31, 2001	$ 348	$ 18	$ 330	$0
Fiscal year ended October 31, 2000	$ 2	$ 0	$ 2	$0

Class D Shares
Period	Gross Sales Charges Collected	Sales Charges Retained by Distributor	Sales Charges Paid to Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
Fiscal year ended October 31, 2002	$ 24,217	$1,643	$ 22,574	$591
Fiscal year ended October 31, 2001	$ 42,784	$2,435	$ 40,349	$359
Fiscal year ended October 31, 2000	$366,612	$5,041	$361,570	$ 0

FAM Distributors, Inc (the “Distributor”) may reallow discounts to selected securities dealers and other financial intermediaries and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers and other financial intermediaries. Since securities dealers and other financial intermediaries selling Class A and Class D shares of the Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act of 1933.

Deferred Sales Charge Alternatives — Class B and Class C Shares

Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in Merrill Lynch Select Pricing Funds.

Class B and Class C Sales Charge Information

	Class B Shares*
Period	CDSCs Received by Distributor	CDSCs Paid to Merrill Lynch
Fiscal year ended October 31, 2002	$170,945	$170,945
Fiscal year ended October 31, 2001	$381,629	$381,629
Fiscal year ended October 31, 2000	$792,773	$792,773

*	Additional Class B CDSCs payable to the Distributor may have been waived or converted to a contingent obligation in connection with a shareholder’s participation in certain fee-based programs.

Class C Shares
Period	CDSCs Received by Distributor	CDSCs Paid to Merrill Lynch
Fiscal year ended October 31, 2002	$ 4,814	$ 4,814
Fiscal year ended October 31, 2001	$ 8,172	$ 8,172
Fiscal year ended October 31, 2000	$23,143	$23,143

Merrill Lynch compensates its Financial Advisors for selling Class B and Class C shares at the time of purchase from its own funds. Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers and other financial intermediaries (including Merrill Lynch) related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial advisors for selling Class B and Class C shares from a dealer’s own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. See “Distribution Plans” in the Statement of Additional Information. Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the National Association of Securities Dealers, Inc. (“NASD”) asset-based sales charge rule. See “Limitations on the Payment of Deferred Sales Charges” below.

4

Limitations on the Payment of Deferred Sales Charges

The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC borne by the Class B and Class C shares but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to the Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by the Fund to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC). In connection with the Class B shares, the Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor (referred to as the “voluntary maximum”) in connection with the Class B shares is 6.75% of eligible gross sales. The Distributor retains the right to stop waiving the interest charges at any time. To the extent payments would exceed the voluntary maximum, the Fund will not make further payments of the distribution fee with respect to Class B shares and any CDSCs will be paid to the Fund rather than to the Distributor; however, the Fund will continue to make payments of the account maintenance fee. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances payment in excess of the amount payable under the NASD formula will not be made.

The following table sets forth comparative information as of October 31, 2002 with respect to the Class B and Class C shares of the Fund indicating the maximum allowable payments that can be made under the NASD maximum sales charge rule and, with respect to the Class B shares, the Distributor’s voluntary maximum.

	Data Calculated as of October 31, 2002 (in thousands)
	Eligible Gross Sales (1)	Allowable Aggregate Sales Charges (2)	Allowable interest on Unpaid Balance (3)	Maximum Amount Payable	Amount Previously Paid to Distributor (4)	Aggregate Unpaid Balance	Annual Distribution Fee at Current Net Asset Level(5)
Class B Shares for the period January 30, 1987 (commencement of operations) to October 31, 2002
Under NASD Rule as Adopted	2,125,881	129,853	118,725	248,578	94,217	154,361	790
Under Distributor’s Voluntary Waiver	2,125,881	129,853	13,643	143,496	94,217	49,279	790
Class C Shares for the period October 21, 1994 (commencement of operations) to October 31, 2002
Under NASD Rule as Adopted	85,262	7,092	2,011	9,103	1,969	7,134	175

(1)	Purchase price of all eligible Class B or Class C shares sold during the periods indicated other than shares acquired through dividend reinvestment and the exchange privilege.
(2)	Includes amounts attributable to exchanges from Summit Cash Reserves Fund (“Summit”) which are not reflected in Eligible Gross Sales. Shares of Summit can only be purchased by exchange from another fund (the “redeemed fund”). Upon such an exchange, the maximum allowable sales charge payment to the redeemed fund is reduced in accordance with the amount of the redemption. This amount is then added to the maximum allowable sales charge payment with respect to Summit. Upon an exchange out of Summit, the remaining balance of this amount is deducted from the maximum allowable sales charge payment to Summit and added to the maximum allowable sales charge payment to the fund into which the exchange is made.
(3)	Interest is computed on a monthly basis based upon the prime rate, as reported in The Wall Street Journal, plus 1.0%, as permitted under the NASD Rule.
(4)	Consists of CDSC payments, distribution fee payments and accruals. See “Key Facts — Fees and Expenses” in the Prospectus. This figure may include CDSCs that were deferred when a shareholder redeemed shares prior to the expiration of the applicable CDSC period and invested the proceeds, without the imposition of a sales charge, in Class A shares in conjunction with the shareholder’s participation in the Merrill Lynch Mutual Fund Advisor (Merrill Lynch MFATM) Program (the “MFA Program”). The CDSC is booked as a contingent obligation that may be payable if the shareholder terminates participation in the MFA Program.
(5)	Provided to illustrate the extent to which the current level of distribution fee payments (not including any CDSC payments) is amortizing the unpaid balance. No assurance can be given that payments of the distribution fee will reach either the voluntary maximum (with respect to Class B shares) or the NASD maximum (with respect to Class B and Class C shares).

5

Distribution Plans

As of October 31, 2002, direct cash revenues for the period since the commencement of operations of Class B shares exceeded direct cash expenses by $79,579,807 (45.53% of Class B net assets at that date). As of October 31, 2002, direct cash revenues for the period since the commencement of operations of Class C shares exceeded direct cash expenses by $1,731,194 (5.94% of Class C net assets at that date).

For the fiscal year ended October 31, 2002, the Fund paid the Distributor $1,747,753 pursuant to the Class B Distribution Plan (based on average daily net assets subject to such Class B Distribution Plan of approximately $174.8 million), all of which was paid to Merrill Lynch for providing account maintenance and distribution-related activities and services in connection with Class B shares. For the fiscal year ended October 31, 2002, the Fund paid the Distributor $291,261 pursuant to the Class C Distribution Plan (based on average daily net assets subject to such Class C Distribution Plan of approximately $29.1 million), all of which was paid to Merrill Lynch for providing account maintenance and distribution-related activities and services in connection with Class C shares. For the fiscal year ended October 31, 2002, the Fund paid the Distributor $756,808 pursuant to the Class D Distribution Plan (based on average daily net assets subject to such Class D Distribution Plan of approximately $302.7 million), all of which was paid to Merrill Lynch for providing account maintenance activities in connection with Class D shares.

Since the inception date for Class R shares was January 1, 2003, no account maintenance fees or distribution fees were paid pursuant to the Class R Distribution Plan for the fiscal year ended October 31, 2002.

Computation of Offering Price Per Share

An illustration of the computation of the offering price for Class A, Class B, Class C, and Class D shares of the Fund based on the value of the Fund’s net assets and number of shares outstanding as of October 31, 2002 is set forth below. Since the inception date for Class R shares was January 1, 2003, information with respect to Class R shares is not included.

	Class A	Class B	Class C	Class D
Net Assets	$189,898,619	$108,336,788	$24,153,086	$265,602,222
Number of Shares Outstanding	17,580,651	11,717,590	2,683,933	24,883,827
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$10.80	$9.25	$9.00	$10.67
Sales Charge (for Class A and Class D shares: 5.25 % of offering price; 5.54% of net asset value per share)*	.60	**	**	.59
Offering Price	$11.40	$9.25	$9.00	$11.26

*	Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.
**	Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption of shares. See “Purchase of Shares — Deferred Sales Charge Alternatives — Class B and Class C Shares” in the Fund’s Statement of Additional Information.

Information about the brokerage commissions paid by the Fund, including commissions paid to Merrill Lynch, is set forth in the following table:

Brokerage Commissions:

	Aggregate Brokerage Commissions Paid	Commissions Paid to Merrill Lynch
For the Fiscal Year ended October 31, 2002	$1,201,407	$11,670
For the Fiscal Year ended October 31, 2001	$1,675,746	$16,803
For the Fiscal Year ended October 31, 2000	$4,455,814	$81,067

For the fiscal year ended October 31, 2002, the brokerage commissions paid to Merrill Lynch represented .97% of the aggregate brokerage commissions paid and involved .79% of the Fund’s dollar amount of transactions involving payment of commissions during the year.

6

Because of the affiliation of Merrill Lynch with the Manager, the Fund is prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. Without such an exemptive order, the Fund would be prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal.

     The Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, the Fund also has retained an affiliated entity of the Investment Adviser as the securities lending agent for a fee, including a fee based on a share of the returns on investment of cash collateral. That entity may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by that entity or in registered money market funds advised by the Investment Adviser or its affiliates. For the fiscal years ended October 31, 2001 and 2002, that affiliated entity received no securities lending agent fees from the Fund.

Financial Statements

     The financial statements of the Fund are incorporated into the Fund’s Statement of Additional Information by reference to the Fund's 2002 Annual Report. You may request a copy of the Fund’s Annual Report at no charge by calling (800) 637-3863 between 8:30 a.m. and 5:30 p.m. Eastern time on any business day.

7

Code: E-SAI-10476-0202 STK

PART C. OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number			Description
1	(a)	—	Declaration of Trust of the Registrant, dated March 11, 1986.(a)
	(b)	—	Amendment to Declaration of Trust of the Registrant, dated May 19, 1986.(a)
	(c)	—	Amendment to Declaration of Trust of the Registrant, dated December 15, 1986.(a)
	(d)	—	Instrument establishing Class A shares and Class B shares of the Registrant, dated October 3, 1988.(a)
	(e)	—	Certification of Amendment to Declaration of Trust and Establishment and Designation of Classes, dated October 17, 1994.(a)
	(g)	—	Establishment and Designation of Classes, dated December 13, 2002.
2		—	By-Laws of the Registrant.(a)
3		—	Portions of the Declaration of Trust and the By-Laws of the Registrant defining the rights of shareholders.(b)
4	(a)	—	Management Agreement between the Registrant and Merrill Lynch Investment Managers, L.P. (the “Manager”), dated December 19, 1986.(c)
	(b)	—	Sub-Advisory Agreement between the Manager and Merrill Lynch Asset Management U.K. Limited, dated April 29, 1988.(c)
5		—	Form of Distribution Agreement between the Registrant and FAM Distributors, Inc. (the “Distributor”).(d)
6		—	None.
7		—	Form of Custody Agreement between the Registrant and Brown Brothers Harriman & Co.(l)
8	(a)(1)	—	Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and Financial Data Services, Inc.(c)
	(a)(2)	—	Form of Amendment to the Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement.(j)
	(a)(3)	—	Form of Amendment to the Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement.(e)
	(b)(1)	—	Amended and Restated Credit Agreement between the Registrant and a syndicate of banks.(f)
	(b)(2)	—	Form of Second Amended and Restated Credit Agreement between the Registrant, a syndicate of banks and certain other parties.(m)
	(b)(3)	—	Form of Third Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties.(n)
	(c)	—	Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company.(k)
9		—	Opinion of Brown & Wood LLP, counsel for the Registrant.(g)
10		—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
11		—	None.
12		—	Certificate of the Manager.(c)
13	(a)	—	Form of Amended and Restated Class B Distribution Plan.(i)
	(b)	—	Form of Amended and Restated Class C Distribution Plan.(i)
	(c)	—	Form of Amended and Restated Class D Distribution Plan.(i)
	(d)	—	Form of Class R Distribution Plan.(n)
14		—	Revised Merrill Lynch Select PricingSM System Plan pursuant to Rule 18f-3.(o)
15		—	Code of Ethics.(h)

(a)	Filed on February 27, 1995 as an Exhibit to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”) (File No. 33-4026) (the “Registration Statement”).
(b)	Reference is made to Article I, Article II (Sections 2.2, 2.3, 2.4 and 2.7), Article III (Sections 3.1 and 3.4), Article IV (Sections 4.1, 4.3 and 4.4), Article V (Sections 5.1, 5.2, 5.3 and 5.5), Article VI (Sections 6.2, 6.3, 6.4, 6.5, 6.7 and 6.8), Article VII (Section 7.1), Article VIII (Sections 8.1, 8.2 and 8.3), Article IX (Section 9.2), Article X, Article XI (Sections 11.3, 11.4 and 11.5) and Article XII (Section 12.6) of the Registrant’s Declaration of Trust, as amended, filed as Exhibits 1(a), 1(b), 1(c), 1(d) and 1(e) to the Registration Statement; and Article I, Article V and Article VI of the Registrant’s By-Laws filed as Exhibit 2 to the Registration Statement.

C-1

(c)	Filed on February 27, 1996 as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement.
(d)	Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Americas Income Fund, Inc. (File No. 33-64398) filed on June 21, 2000.
(e)	Incorporated by reference to Exhibit 8(a)(3) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.
(f)	Incorporated by reference to Exhibit (b) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973) filed on December 14, 2000.
(g)	Filed on January 31, 2000 as an Exhibit to Post-Effective Amendment No. 17 to the Registration Statement.
(h)	Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (File No. 33-50417) filed on November 22, 2000.
(i)	Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Americas Income Fund, Inc. (File No. 33-64398), filed on June 21, 2000.
(j)	Incorporated by reference to Exhibit 8(a)(2) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of Merrill Lynch International Equity Fund (File No. 33-44917) filed on September 28, 2001.
(k)	Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.
(l)	Incorporated by reference to Exhibit 7 to Amendment No. 2 to the Registration Statement on Form N-1A of Master Large Cap Series Trust (File No. 811-09739), filed on January 30, 2002.
(m)	Incorporated by reference to Exhibit (b)(2) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on December 14, 2001.
(n)	Incorporated by reference to Exhibit (b)(3) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973), filed on December 13, 2002.
(o)	Incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.
(p)	Incorporated by reference to Exhibit 14 to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.

Item 24. Persons Controlled by or under Common Control with Registrant.

The Registrant does not control and is not under common control with any other person.

Item 25. Indemnification.

Section 5.3 of the Registrant’s Declaration of Trust provides as follows: “The Trust shall indemnify each of its Trustees, officers, employees and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interest of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right in indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.” Insofar as the conditional advancing of indemnification moneys for actions based upon the Investment Company Act of 1940, as amended (the “Investment Company Act”), may be concerned, such payments will be made only on the following conditions:

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(i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant’s disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts that the recipient of the advance ultimately will be found entitled to indemnification. In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information. Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Manager.

Fund Asset Management, L.P. (“FAM”), an affiliate of the Manager, acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

Merrill Lynch Investment Managers, L.P. (“MLIM” or the “Manager”), acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies, and

C-3

also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Manager, FAM, Princeton Services, Inc. (“Princeton Services”) and Princeton Administrators, L.P. (“Princeton Administrators”) is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. (“FAMD”) is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and Merrill Lynch & Co., Inc. (“ML & Co.”) is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund’s transfer agent, Financial Data Services, Inc. (“FDS”), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since November 1, 2000 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 26, and Mr. Doll is an officer of one or more of such companies.

Name	Position(s) with the Manager	Other Substantial Business, Profession, Vocation or Employment

ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of FAM

Princeton Services	General Partner	General Partner of FAM

Robert C. Doll, Jr.	President

President of FAM; Co-Head (Americas Region) of the Manager from 2000 to 2001 and Senior Vice President thereof from 1999 to 2001; Director of Princeton Services; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Terry K. Glenn	Chairman (Americas Region) and Executive Vice President

President of Merrill Lynch Mutual Funds; Executive Vice President of FAM; Executive Vice President and Director of Princeton Services; President and Director of FAMD; Director of FDS; President of Princeton Administrators

Donald C. Burke	First Vice President, Treasurer and Director of Taxation	First Vice President and Treasurer of FAM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Philip L. Kirstein	General Counsel (Americas Region)	General Counsel (Americas Region) of FAM; Senior Vice President, Secretary, General Counsel and Director of Princeton Services

C-4

Name	Position(s) with the Manager	Other Substantial Business, Profession, Vocation or Employment

Debra W. Landsman-Yaros	Senior Vice President	Senior Vice President of FAM; Senior Vice President of Princeton Services; Vice President of FAMD

Stephen M. M. Miller	Senior Vice President	Executive Vice President of Princeton Administrators; Senior Vice President of Princeton Services

Mary E. Taylor	Head (Americas Region)	Senior Vice President of ML & Co.

Merrill Lynch Asset Management U.K. Limited (“MLAM U.K.”) acts as sub-adviser for a number of registered investment companies advised by FAM or MLIM. The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is 33 King William Street, London EC4R 9AS, England.

Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since November 1, 2000, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Glenn and Burke are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 26.

Name	Position with MLAM U.K.	Other Substantial Business, Profession, Vocation or Employment

Terry K. Glenn	Director and Chairman	President of Merrill Lynch Mutual Funds; Chairman (Americas Region) of the Manager and FAM; Executive Vice President of the Manager; Executive Vice President and Director of Princeton Services; President and Director of FAMD; Director of FDS; President of Princeton Administrators; Director of FDS

Nicholas C.D. Hall	Director	Director of Mercury Asset Management Ltd. and the Institutional Liquidity Fund PLC; First Vice President and General Counsel for Merrill Lynch Mercury Asset Management

James T. Stratford	Alternate Director	Director of Mercury Asset Management Group Ltd.; Head of Compliance, Merrill Lynch Mercury Asset Management

Donald C. Burke	Treasurer	First Vice President and Treasurer of the Manager and FAM; Director of Taxation of the Manager; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

C-5

Name	Position with MLAM U.K.	Other Substantial Business, Profession, Vocation or Employment
Carol Ann Langham	Company Secretary	None

Debra Anne Searle	Assistant Company Secretary	None

Item 27. Principal Underwriters.

(a) FAMD acts as the principal underwriter for the Registrant and for each of the following open-end registered investment companies: Financial Institutions Series Trust, Mercury Basic Value Fund, Inc., Mercury Global Holdings, Inc., Mercury Funds II, Mercury Large Cap Series Funds, Inc., Mercury Small Cap Value Fund, Inc., Mercury U.S. High Yield Fund, Inc., Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Balanced Fund of Mercury Funds, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Pan-European Growth Fund of Mercury Funds, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

     (b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts
02111-2665.

Name	Position(s) and Office(s) with FAMD	Position(s) and Office(s) with Registrant

Terry K. Glenn	President and Director	President and Trustee
Michael G. Clark	Treasurer and Director	None
Thomas J. Verage	Director	None
Michael J. Brady	Vice President	None
William M. Breen	Vice President	None
Donald C. Burke	Vice President	Vice President and Treasurer
Debra W. Landsman-Yaros	Vice President	None
William Wasel	Vice President	None
Robert Harris	Secretary	None

(c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

C-6

Item 29. Management Services.

Other than as set forth under the caption “Management of the Fund — Merrill Lynch Investment Managers” in the Prospectus constituting Part A of the Registration Statement and under “Management of the Fund — Management and Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

Not applicable.

C-7

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 27th day of December, 2002.

MERRILL LYNCH EUROFUND
(Registrant)

By:	/s/ DONALD C. BURKE (Donald C. Burke, Vice President and Treasurer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

	TERRY K. GLENN*	President and Trustee (Principal Executive Officer)
(Terry K. Glenn)

	DONALD C. BURKE* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

	RONALD W. FORBES* (Ronald W. Forbes)	Trustee

	CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

	CHARLES C. REILLY* (Charles C. Reilly)	Trustee

	KEVIN A. RYAN* (Kevin A. Ryan)	Trustee

	ROSCOE S. SUDDARTH* (Roscoe S. Suddarth)	Trustee

	RICHARD R. WEST* (Richard R. West)	Trustee

	EDWARD D. ZINBARG* (Edward D. Zinbarg)	Trustee

*By:	/s/ DONALD C. BURKE (Donald C. Burke, Attorney-in-Fact)		December 27, 2002

C-8

EXHIBIT INDEX

Exhibit Number			Description
1	(g)	—	Establishment and Designation of Classes, dated December 13, 2002.
10		—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.